CERTIFICATION
                                 -------------

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Lehman Brothers Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) ("Registrant") hereby certifies (a) that the forms of the prospectuses used with respect to the Reserve Class of each of Lehman Brothers National Municipal Money Fund, Lehman Brothers Tax-Free Money Fund and Investor Class of Neuberger Berman Government Money Fund, each a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 66 to the Registrant's Registration Statement ("Amendment No. 66") and (b) that Amendment No. 66 was filed electronically.






Dated:   August 1, 2008                     By:      /s/ Claudia A. Brandon
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                                                         Claudia A. Brandon
                                                         Secretary